Shareholder Report, Holdings (Details) - C000256565	Dec. 31, 2025
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)